Annual Fund Operating Expenses	0 Months Ended
	Feb. 01, 2012
(WFA Small and Mid Cap Stock Funds - Administrator) | (Wells Fargo Advantage Special Mid Cap Value Fund) | Administrator Class
Operating Expenses:
Management Fees	0.69%
Distribution (12b-1) Fees	none
Other Expenses	0.44%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.14%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	1.14%	[1]
(WFA Small and Mid Cap Stock Funds - Administrator) | (Wells Fargo Advantage C&B Mid Cap Value Fund) | Administrator Class
Operating Expenses:
Management Fees	0.70%
Distribution (12b-1) Fees	none
Other Expenses	0.49%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.20%
Fee Waivers	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	1.16%	[2]
(WFA Small and Mid Cap Stock Funds - Administrator) | (Wells Fargo Advantage Common Stock Fund) | Administrator Class
Operating Expenses:
Management Fees	0.72%
Distribution (12b-1) Fees	none
Other Expenses	0.42%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.15%
Fee Waivers	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	1.11%	[3]
(WFA Small and Mid Cap Stock Funds - Administrator) | (Wells Fargo Advantage Opportunity Fund) | Administrator Class
Operating Expenses:
Management Fees	0.67%
Distribution (12b-1) Fees	none
Other Expenses	0.42%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.10%
Fee Waivers	(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver	1.01%	[4]
(WFA Small and Mid Cap Stock Funds - Administrator) | (Wells Fargo Advantage Enterprise Fund) | Administrator Class
Operating Expenses:
Management Fees	0.70%
Distribution (12b-1) Fees	none
Other Expenses	0.47%
Total Annual Fund Operating Expenses	1.17%
Fee Waivers	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	1.15%	[5]
(WFA Small and Mid Cap Stock Funds - Administrator) | (Wells Fargo Advantage Discovery Fund) | Administrator Class
Operating Expenses:
Management Fees	0.73%
Distribution (12b-1) Fees	none
Other Expenses	0.44%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.18%
Fee Waivers	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	1.16%	[6]
(WFA Small and Mid Cap Stock Funds - Administrator) | (Wells Fargo Advantage Small/Mid Cap Core Fund) | Administrator Class
Operating Expenses:
Management Fees	0.75%
Distribution (12b-1) Fees	none
Other Expenses	0.80%
Total Annual Fund Operating Expenses	1.55%
Fee Waivers	(0.40%)
Total Annual Fund Operating Expenses After Fee Waiver	1.15%	[5]
(WFA Small and Mid Cap Stock Funds - Institutional) | (Wells Fargo Advantage Special Mid Cap Value Fund) | Institutional Class
Operating Expenses:
Management Fees	0.69%
Distribution (12b-1) Fees	none
Other Expenses	0.17%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.87%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	0.87%	[7]
(WFA Small and Mid Cap Stock Funds - Institutional) | (Wells Fargo Advantage C&B Mid Cap Value Fund) | Institutional Class
Operating Expenses:
Management Fees	0.70%
Distribution (12b-1) Fees	none
Other Expenses	0.22%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.93%
Fee Waivers	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	0.91%	[8]
(WFA Small and Mid Cap Stock Funds - Institutional) | (Wells Fargo Advantage Common Stock Fund) | Institutional Class
Operating Expenses:
Management Fees	0.72%
Distribution (12b-1) Fees	none
Other Expenses	0.15%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.88%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	0.88%	[8]
(WFA Small and Mid Cap Stock Funds - Institutional) | (Wells Fargo Advantage Opportunity Fund) | Institutional Class
Operating Expenses:
Management Fees	0.67%
Distribution (12b-1) Fees	none
Other Expenses	0.15%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.83%
Fee Waivers	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver	0.76%	[9]
(WFA Small and Mid Cap Stock Funds - Institutional) | (Wells Fargo Advantage Enterprise Fund) | Institutional Class
Operating Expenses:
Management Fees	0.70%
Distribution (12b-1) Fees	none
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.90%
Fee Waivers	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	0.85%	[5]
(WFA Small and Mid Cap Stock Funds - Institutional) | (Wells Fargo Advantage Discovery Fund) | Institutional Class
Operating Expenses:
Management Fees	0.73%
Distribution (12b-1) Fees	none
Other Expenses	0.17%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.91%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	0.91%	[10]
(WFA Small and Mid Cap Stock Funds - Institutional) | (Wells Fargo Advantage Small/Mid Cap Core Fund) | Institutional Class
Operating Expenses:
Management Fees	0.75%
Distribution (12b-1) Fees	none
Other Expenses	0.53%
Total Annual Fund Operating Expenses	1.28%
Fee Waivers	(0.33%)
Total Annual Fund Operating Expenses After Fee Waiver	0.95%	[5]
(WFA Small and Mid Cap Stock Funds - Investor) | (Wells Fargo Advantage Special Mid Cap Value Fund) | Investor Class
Operating Expenses:
Management Fees	0.69%
Distribution (12b-1) Fees	none
Other Expenses	0.67%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.37%
Fee Waivers	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	1.32%	[11]
(WFA Small and Mid Cap Stock Funds - Investor) | (Wells Fargo Advantage C&B Mid Cap Value Fund) | Investor Class
Operating Expenses:
Management Fees	0.70%
Distribution (12b-1) Fees	none
Other Expenses	0.72%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.43%
Fee Waivers	(0.17%)
Total Annual Fund Operating Expenses After Fee Waiver	1.26%	[12]
(WFA Small and Mid Cap Stock Funds - Investor) | (Wells Fargo Advantage Common Stock Fund) | Investor Class
Operating Expenses:
Management Fees	0.72%
Distribution (12b-1) Fees	none
Other Expenses	0.65%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.38%
Fee Waivers	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver	1.30%	[13]
(WFA Small and Mid Cap Stock Funds - Investor) | (Wells Fargo Advantage Opportunity Fund) | Investor Class
Operating Expenses:
Management Fees	0.67%
Distribution (12b-1) Fees	none
Other Expenses	0.65%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.33%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	1.33%	[14]
(WFA Small and Mid Cap Stock Funds - Investor) | (Wells Fargo Advantage Enterprise Fund) | Investor Class
Operating Expenses:
Management Fees	0.70%
Distribution (12b-1) Fees	none
Other Expenses	0.70%
Total Annual Fund Operating Expenses	1.40%
Fee Waivers	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver	1.25%	[5]
(WFA Small and Mid Cap Stock Funds - Investor) | (Wells Fargo Advantage Discovery Fund) | Investor Class
Operating Expenses:
Management Fees	0.73%
Distribution (12b-1) Fees	none
Other Expenses	0.67%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.41%
Fee Waivers	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver	1.30%	[15]
(WFA Small and Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Special Mid Cap Value Fund) | Class A
Operating Expenses:
Management Fees	0.69%
Distribution (12b-1) Fees	none
Other Expenses	0.60%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.30%
Fee Waivers	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	1.26%	[16]
(WFA Small and Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Special Mid Cap Value Fund) | Class C
Operating Expenses:
Management Fees	0.69%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.60%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	2.05%
Fee Waivers	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	2.01%	[16]
(WFA Small and Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage C&B Mid Cap Value Fund) | Class A
Operating Expenses:
Management Fees	0.70%
Distribution (12b-1) Fees	none
Other Expenses	0.65%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.36%
Fee Waivers	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver	1.21%	[17]
(WFA Small and Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage C&B Mid Cap Value Fund) | Class B
Operating Expenses:
Management Fees	0.70%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.65%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	2.11%
Fee Waivers	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver	1.96%	[17]
(WFA Small and Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage C&B Mid Cap Value Fund) | Class C
Operating Expenses:
Management Fees	0.70%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.65%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	2.11%
Fee Waivers	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver	1.96%	[17]
(WFA Small and Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Common Stock Fund) | Class A
Operating Expenses:
Management Fees	0.72%
Distribution (12b-1) Fees	none
Other Expenses	0.58%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.31%
Fee Waivers	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	1.27%	[18]
(WFA Small and Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Common Stock Fund) | Class B
Operating Expenses:
Management Fees	0.72%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.58%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	2.06%
Fee Waivers	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	2.02%	[18]
(WFA Small and Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Common Stock Fund) | Class C
Operating Expenses:
Management Fees	0.72%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.58%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	2.06%
Fee Waivers	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	2.02%	[18]
(WFA Small and Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Opportunity Fund) | Class A
Operating Expenses:
Management Fees	0.67%
Distribution (12b-1) Fees	none
Other Expenses	0.58%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.26%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	1.26%	[19]
(WFA Small and Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Opportunity Fund) | Class B
Operating Expenses:
Management Fees	0.67%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.58%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	2.01%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	2.01%	[19]
(WFA Small and Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Opportunity Fund) | Class C
Operating Expenses:
Management Fees	0.67%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.58%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	2.01%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	2.01%	[19]
(WFA Small and Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Enterprise Fund) | Class A
Operating Expenses:
Management Fees	0.70%
Distribution (12b-1) Fees	none
Other Expenses	0.63%
Total Annual Fund Operating Expenses	1.33%
Fee Waivers	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver	1.18%	[5]
(WFA Small and Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Enterprise Fund) | Class B
Operating Expenses:
Management Fees	0.70%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.63%
Total Annual Fund Operating Expenses	2.08%
Fee Waivers	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver	1.93%	[5]
(WFA Small and Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Enterprise Fund) | Class C
Operating Expenses:
Management Fees	0.70%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.63%
Total Annual Fund Operating Expenses	2.08%
Fee Waivers	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver	1.93%	[5]
(WFA Small and Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Discovery Fund) | Class A
Operating Expenses:
Management Fees	0.73%
Distribution (12b-1) Fees	none
Other Expenses	0.60%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.34%
Fee Waivers	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver	1.23%	[20]
(WFA Small and Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Discovery Fund) | Class C
Operating Expenses:
Management Fees	0.73%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.60%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	2.09%
Fee Waivers	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver	1.98%	[20]
(WFA Small and Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Small/Mid Cap Core Fund) | Class A
Operating Expenses:
Management Fees	0.75%
Distribution (12b-1) Fees	none
Other Expenses	0.96%
Total Annual Fund Operating Expenses	1.71%
Fee Waivers	(0.31%)
Total Annual Fund Operating Expenses After Fee Waiver	1.40%	[5]
(WFA Small and Mid Cap Stock Funds - Retail) | (Wells Fargo Advantage Small/Mid Cap Core Fund) | Class C
Operating Expenses:
Management Fees	0.75%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.96%
Total Annual Fund Operating Expenses	2.46%
Fee Waivers	(0.31%)
Total Annual Fund Operating Expenses After Fee Waiver	2.15%	[5]

[1]	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.14% for Administrator Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[2]	The Adviser has committed through January 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.15% for Administrator Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[3]	The Adviser has committed through January 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.10% for Administrator Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[4]	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.00% for Administrator Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[5]	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[6]	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.15% for Administrator Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[7]	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.87% for Institutional Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[8]	The Adviser has committed through January 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.90% for Institutional Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[9]	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.75% for Institutional Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[10]	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.90% for Institutional Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[11]	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.31% for Investor Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[12]	The Adviser has committed through January 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.25% for Investor Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[13]	The Adviser has committed through January 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.29% for Investor Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[14]	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.32% for Investor Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[15]	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.29% for Investor Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[16]	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.25% for Class A and 2.00% for Class C. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[17]	The Adviser has committed through January 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.20% for Class A, 1.95% for Class B, and 1.95% for Class C. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[18]	The Adviser has committed through January 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.26% for Class A, 2.01% for Class B, and 2.01% for Class C. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[19]	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.25% for Class A, 2.00% for Class B, and 2.00% for Class C. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[20]	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.22% for Class A and 1.97% for Class C. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.